Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of changes in the notional amounts of cross currency interest rate swap agreements and foreign currency forward agreement

Changes in the notional amounts of our cross currency interest rate swap agreements were as follows:

(dollars in millions)
At or for the Year Ended December 31,	2013

Balance at beginning of period	$417
Discontinued and terminated contracts	(417)
Balance at end of period	$—

Schedule of derivative adjustments included in other revenues - other	Derivative adjustments included in other revenues — other consisted of the following:

(dollars in millions)
Year Ended December 31,	2013

Net interest income	$9
Mark to market losses	(8)
Total	$1